Note 44 Administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other administrative expense [Line Items]
Technology and systems	€ 1,394	€ 1,176	€ 1,088
Communication expense	195	175	172
Advertising expense	282	207	186
Property Fixtures And Materials expense	440	380	404
Taxes Other Than Income Tax	370	347	344
Surveillance and security service expense	214	179	161
Other expenses	925	786	749
Other expense, by function	€ 3,820	€ 3,249	€ 3,105